Earnings Per Share - Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share [Abstract]
Basic total weighted average number of Telesat Common Shares outstanding	15,202,449	14,797,243	14,957,942	14,592,627
Effect of diluted securities
Diluted total weighted average number of Telesat Common Shares outstanding	15,202,449	14,797,243	14,957,942	14,592,627